Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,395	$ 13,446	$ 12,194	$ 14,134	$ 13,949	$ 12,998	$ 11,363	$ 11,827	$ 10,885	$ 9,416	$ 10,000
Class II
Account Value [Line Items]
Line Graph and Table Measure Name	Class II
Account Value	$ 14,040	13,158	11,967	13,893	13,750	12,836	11,258	11,748	10,835	9,392	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,152	10,326	9,768	11,663	12,239	11,208	10,491	10,618	9,887	9,685	10,000
Bloomberg Global High Yield Index (Hedged)(USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High Yield Index (Hedged)(USD)
Account Value	$ 16,651	15,040	13,232	14,875	14,510	13,723	12,108	12,447	11,481	9,931	10,000
Bloomberg Global High Yield Index (Hedged)(USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global High Yield Index (Hedged)(USD)
Account Value	$ 16,651	$ 15,040	$ 13,232	$ 14,875	$ 14,510	$ 13,723	$ 12,108	$ 12,447	$ 11,481	$ 9,931	$ 10,000